Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue	$ 1,343,058	$ 1,360,723
Operating expenses:
Direct operating expenses	594,866	614,434
Selling, general and administrative expenses	406,435	424,575
Corporate expenses	80,642	68,251
Depreciation and amortization	182,182	175,366
Other operating income (expense), net	2,395	3,124
Operating income (loss)	81,328	81,221
Interest expense, net	385,525	374,016
Equity in earnings (loss) of nonconsolidated affiliates	3,641	3,555
Loss on extinguishment of debt	(3,888)	(15,167)
Other income (expense), net	(1,000)	(1,106)
Income (loss) before income taxes	(305,444)	(305,513)
Income tax benefit (expense)	96,325	157,398
Consolidated net income (loss)	(209,119)	(148,115)
Less amount attributable to noncontrolling interest	(6,116)	(4,486)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(23,413)	37,089
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	4,435	12,048
Unrealized holding gain (loss) on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income (loss)	(998)	63
Comprehensive income (loss)	(208,156)	(85,850)
Less amount attributable to noncontrolling interest	(3,223)	3,655
Comprehensive income (loss) attributable to the Company	$ (204,933)	$ (89,505)